Exhibit 99.12 Schedule 3

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
REDACTED	117170	C	B	C	A	A	A	C	B	Closed	FPRO1004	REDACTED	REDACTED	Resolved	1 - Information	C	A	Property	Value	Additional valuation variance is less than than primary valuation by 10% or more	Resolved-Resolved issue - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded.  - Seller-<<REDACTED DATE>>
																						Open-Secondary valuation variance is less than than primary valuation by 10% or more. Additional valuation required. Guidelines require if an AVM variance exceeds 10% then a field review will be required page 17. Appraisal value of $xx page 214 and AVM value of $xx for a 14.3% variance. No additional field review was located in the file during review as required. - Due Diligence Vendor-01/xx/2024	Ready for Review-Document Uploaded. - Seller-<<REDACTED DATE>>	Resolved-Resolved issue - Due Diligence Vendor-<<REDACTED DATE>>			REDACTED - CDA.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Second Home	Purchase	NA	N/A	N/A
REDACTED	117170	C	B	C	A	A	A	C	B	Closed	FPRO1139	REDACTED	REDACTED	Waived	2 - Non-Material	C	B	Property	Appraisal	Secondary Valuation Date is after the Note Date	Waived-Secondary Valuation date is after the note date. Valuation date is 1/2/24, note date 12/xx/23. - Due Diligence Vendor-01/xx/2024
																						Open-Secondary Valuation Date is after the Note Date of 12-xx-2023 - Due Diligence Vendor-01/xx/2024		Waived-Secondary Valuation date is after the note date. Valuation date is 1/2/24, note date 12/xx/23. - Due Diligence Vendor-<<REDACTED DATE>>				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Second Home	Purchase	NA	Originator Post-Close	No
REDACTED	117170	C	B	C	A	A	A	C	B	Closed	FCRE1148	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of $xx is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor<<REDACTED DATE>>
Ready for Review-Document Uploaded.  - Seller-<<REDACTED DATE>>
																						Open-Title Coverage Amount of $0 is Less than Total Amount of Subject Lien(s) Title coverage amount not reflected on title or addendums pages 445, 472 & 752. - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. - Seller-<<REDACTED DATE>>	Resolved-Title Coverage Amount of $960000 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-<<REDACTED DATE>>			REDACTED ALTA-Loan-xx-2P1L Policy.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Second Home	Purchase	NA	N/A	N/A
REDACTED	117167	C	B	C	B	A	A	A	A	Closed	FCRE1501	REDACTED	REDACTED	Acknowledged	2 - Non-Material	C	B	Credit	Assets	Total Qualified Assets for Reserves Post-Close is less than Total Required Reserve Amount	Acknowledged-Exception in file, 6 months vs. 9 months reserves. Residual income $49k per month, additional comp factors from originator below. - Due Diligence Vendor-02/xx/2024
Ready for Review-Document Uploaded. Please see attached exception that was made during underwriting - Seller-02/xx/2024
																						Open-Total Qualified Assets for Reserves Post-Close of $xx is less than Total Required Reserve Amount of $xx - Due Diligence Vendor-02/xx/2024	Ready for Review-Document Uploaded. Please see attached exception that was made during underwriting - Seller-<<REDACTED DATE>>	Acknowledged-Exception in file, 6 months vs. 9 months reserves. Residual income $49k per month, additional comp factors from originator below. - Due Diligence Vendor-<<REDACTED DATE>>			Montero Exception Signed.pdf Due Diligence Response for REDACTED - REDACTED.docx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	Originator Post-Close	Yes
REDACTED	117167	C	B	C	B	A	A	A	A	Closed	FCRE8201	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved-UIpdated appraisal received. Commercial space outside HOA project bounds. Appraisal reflects 0% commercial space. Questionnaire confirms. - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Please see attached Condo questionnaire which indicated that the commercial space was outside of the HOA project.  Appraisal corrected to align and is attached.. - Seller-<<REDACTED DATE>>
Open-Condo is not warrantable. Max commercial space per Fannie guidelines is 35%. Appraisal reflects 43% commercial space w/ hotel & retail shopping in building. Max CLTV is 75% on a non-warrantable condo. Loan is 80% CLTV. - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. Please see attached Condo questionnaire which indicated that the commercial space was outside of the HOA project. Appraisal corrected to align and is attached.. - <<REDACTED DATE>>
																								Resolved-UIpdated appraisal received. Commercial space outside HOA project bounds. Appraisal reflects 0% commercial space. Questionnaire confirms. - Due Diligence Vendor-<<REDACTED DATE>>			Due Diligence Response for REDACTED - REDACTED.docx REDACTED Questionnaire.pdf Revised REDACTED Appraisal.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	117158	C	A	A	A	C	A	A	A	Closed	finding-3632	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Resolved-xx- Due Diligence Vendor-02/xx/2024

																						Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. INITIAL LE REFLECTS CREDIT REPORT FEE IN THE AMOUNT OF $90.00 AND TRANSFER TAXES IN THE AMOUNT OF $5499.00. FINAL CD REFLECTS CREDIT REPORT FEE IN THE AMOUNT OF $94.00 AND TRANSFER TAXES IN THE AMOUNT OF $5499.00. NO COC IN FILE. HOWEVER THERE IS A LENDER CREDOIT IN THE AMOUNT OF $4.50. - Due Diligence Vendor-02/xx/2024		Resolved-xx- Due Diligence Vendor-<<REDACTED DATE>>				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	117158	C	A	A	A	C	A	A	A	Closed	finding-3634	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Resvoled lender credit comments - Due Diligence Vendor<<REDACTED DATE>>
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $4.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). INITIAL LE REFLECTS CREDIT REPORT FEE IN THE AMOUNT OF $90.00 AND TRANSFER TAXES IN THE AMOUNT OF $5499.00. FINAL CD REFLECTS CREDIT REPORT FEE IN THE AMOUNT OF $94.00 AND TRANSFER TAXES IN THE AMOUNT OF $5499.00. NO COC IN FILE. HOWEVER THERE IS A LENDER CREDOIT IN THE AMOUNT OF $4.50. - Due Diligence Vendor<<REDACTED DATE>>		Resolved-Resvoled lender credit comments - Due Diligence Vendor-<<REDACTED DATE>>				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	117158	C	A	A	A	C	A	A	A	Closed	finding-3631	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Resvoled lender credit comments - Due Diligence Vendor-02/xx/2024

																						Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. INITIAL LE REFLECTS CREDIT REPORT FEE IN THE AMOUNT OF $90.00 AND TRANSFER TAXES IN THE AMOUNT OF $5499.00. FINAL CD REFLECTS CREDIT REPORT FEE IN THE AMOUNT OF $94.00 AND TRANSFER TAXES IN THE AMOUNT OF $5499.00. NO COC IN FILE. HOWEVER THERE IS A LENDER CREDOIT IN THE AMOUNT OF $4.50. - Due Diligence Vendor-02/xx/2024		Resolved-Resvoled lender credit comments - Due Diligence Vendor-<<REDACTED DATE>>				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	118620	D	A	D	A	A	A	A	A	Closed	FCRE1152	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-xx- Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. New construction, so no actual tax bill.  Calculation was based on the tax cert (attached) provided by the attorney. - Seller-<<REDACTED DATE>>
																						Open-Missing Evidence of Property Tax Taxes for new build subject property are required. However, no tax certification was coated on the file during review. 1008 page 41 amount of $269.87 used for review. - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. New construction, so no actual tax bill. Calculation was based on the tax cert (attached) provided by the attorney. - Seller-<<REDACTED DATE>>	Resolved-xx- Due Diligence Vendor-<<REDACTED DATE>>			REDACTED Tax Cert From Attorney.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	118620	D	A	D	A	A	A	A	A	Closed	FCRE2109	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-xx- Due Diligence Vendor-03/xx/2024
Ready for Review-Document Uploaded. Please see attached. - Seller-03/xx/2024
																						Open-Guidelines page 41 require the loan file should include Seller’s income calculations, or xx income calculation worksheet detailing income calculations. However, no bank statement income calculation worksheet was located in the file during review. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. Please see attached. - Seller-<<REDACTED DATE>>	Resolved-xx- Due Diligence Vendor<<REDACTED DATE>>			REDACTED 6157 Income Calculation Worksheet.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A